Loans - Impaired Loans, Segregated by Class of Loans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 4,396,000	$ 7,064,000
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	4,396,293	7,064,185
Total Recorded Investment	4,396,000	7,064,000
Related Allowance	442,589	786,893
Average Recorded Investment	5,647,000	10,923,000
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	4,396,000	6,938,000
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	4,396,000	6,938,000
Total Recorded Investment	4,396,000	6,938,000
Related Allowance	443,000	749,000
Average Recorded Investment	5,647,000	10,890,000
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With No Allowance	0	0
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance		163,000
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance		163,000
Total Recorded Investment		163,000
Related Allowance		28,000
Average Recorded Investment	62,000	119,000
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	303,000	1,448,000
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	303,000	1,448,000
Total Recorded Investment	303,000	1,448,000
Related Allowance	46,000	252,000
Average Recorded Investment	875,000	2,276,000
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	4,093,000	5,327,000
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	4,093,000	5,327,000
Total Recorded Investment	4,093,000	5,327,000
Related Allowance	397,000	469,000
Average Recorded Investment	4,710,000	8,495,000
Real Estate Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance		126,000
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance		126,000
Total Recorded Investment		126,000
Related Allowance		38,000
Average Recorded Investment		33,000
Real Estate Loans [Member] | Commercial and Industrial Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance		126,000
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance		126,000
Total Recorded Investment		126,000
Related Allowance		38,000
Average Recorded Investment		33,000
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member]
Financing Receivable, Impaired [Line Items]
Recorded Investment With No Allowance	$ 0	$ 0